Intangible Assets (Percentage Of PVFP Balance Net Of Interest Accretion, Before The Effect Of Unrealized Investment Gains Or Losses, Estimated To Be Amortized Over The Next Five Years) (Detail)	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
2012	7.60%
2013	6.40%
2014	6.80%
2015	8.30%
2016	8.60%